Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Capitalized exploratory drilling costs pending evaluation

	2012	2011	2010
Balance, January 1	$—	$2,013	$821
Additions to capitalized exploratory well costs pending determination of proved reserves	—	701	2,013
Capitalized exploratory well costs asset exchange (1)	—	(2,714)	—
Reclassification to proved oil and natural gas properties based on the determination of proved reserves	—	—	(821)
Capitalized exploratory well costs charged to expense	—	—	—

Balance, December 31	$—	$—	$2,013

(1)	Our predecessor acquired interest in wells located in South Texas from BP America Production Company (“BP”) in exchange for acreage and cash. Capitalized exploratory well costs were part of this exchange transaction. See Note 3 for further information regarding this transaction.

Total Reported Revenues

	Years Ending December 31,
	2012	2011	2010
Major customers: (1)
Phillips 66 (2)	21%	n/a	n/a
ConocoPhillips (2)	16%	37%	52%
Dominion Gas Ventures, LP (3)	n/a	11%	18%
Enterprise Texas Pipeline, LLC (3)	n/a	10%	13%

(1)	Collectively, these major customers purchased production pursuant to existing marketing agreements with terms that are currently on “evergreen” status. Evergreen contracts automatically renew on a month-to-month basis until either party gives 30 or 60 days advance written notice of non-renewal.
(2)	Phillips 66 was a subsidiary of ConocoPhillips through April 30, 2012. Accordingly, any revenues generated from Phillips 66 prior to May 1, 2012 were reported under ConocoPhillips.
(3)	These customers accounted for less than 10% of total revenue for the period indicated.

Accrued Liabilities

	December 31,
	2012	2011
Accrued capital expenditures	$4,742	$8,926
Accrued lease operating expense	3,944	1,392
Accrued general and administrative expenses	1,349	527
Accrued interest payable	618	269
Accrued environmental	623	779
Other	1,172	2,014

	$12,448	$13,907